Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Prepaid expenses	$ 198	$ 129
Payment in advance	291	140
Deposits	3	108
Other	21	11
Less: expected credit loss provision
Total	$ 513	$ 388